Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	KEWAUNEE SCIENTIFIC CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	0-5286
Entity Tax Identification Number	38-0715562
Entity Address, Address Line One	2700 West Front Street
Entity Address, City or Town	Statesville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28677
City Area Code	704
Local Phone Number	873-7202
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	KEQU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000055529